Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 154
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. There is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable.

Level 1 - Quoted prices in active markets for identical assets or liabilities. These are typically obtained from real-time quotes for transactions in active exchange markets involving identical assets or liabilities.
Level 2 - Inputs, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly. These are typically obtained from readily available pricing sources for comparable instruments.

Level 3 - Unobservable inputs for which there is little or no market activity for the asset or liability. These inputs reflect the reporting entity's own assumptions of the data that market participants would use in pricing the asset or liability, based on the best information available in the circumstances.

The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level of input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation techniques and inputs used for assets measured at fair value:

Common stock: Valued at the quoted market price of shares held by the Plan at year-end.

Target date retirement collective trust funds: The fair values of investments in target date retirement collective trusts are valued as determined by fund managers based on their net asset values ("NAV") and recent transaction prices. There are target date collective trust funds ranging from 2020 through 2070, in five-year increments, and an income fund. The asset allocation of each target date retirement collective trust fund (except for the income fund) gradually changes over time according to a targeted retirement year until the fund merges with the income fund. The trusts invest in mutual funds at varying asset allocations as appropriate to adjust to a more conservative mix over time as participants approach their target retirement age. Each collective trust provides for daily redemptions by the Plan at reported net asset values per share, with no advance notification requirement. There are no unfunded commitments associated with these funds.

Mutual funds: Valued at quoted market prices.

Stable value collective trust: The fair value of investments in the stable value retirement savings collective trust are valued as determined by fund managers based on their NAV. This fund invests largely in investment contracts backed by high-quality, shorter-term securities. There are no restrictions on participant redemptions of the stable value retirement savings collective trust. There are no unfunded commitments associated with this fund. The fund is subject to a 12‑month withdrawal restriction for employer‑initiated events, including plan termination or transfers to competing investment options.
Collective trusts: The fair values of participation units held in the collective trust fund are based on the net asset values per unit as reported by the fund managers. The collective trust fund provides for daily redemptions by the participants at reported net asset values per share, with no advance notice requirement. There are no unfunded commitments associated with this fund.

The following table sets forth, by level within the fair value hierarchy, the investment assets exclusive of those included in the Master Trust as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Mutual funds	$448,512	$—	$—	$448,512
Total investments at fair value	$448,512	$—	$—	$448,512
Investments measured at net asset value (A) (B)				145,043,187
Total investments				$145,491,699

(A) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required.
(B) This includes the Target date retirement collective trust funds, Stable value collective trust and Collective trusts noted above.

The following table sets forth, by level within the fair value hierarchy, the investment assets exclusive of those included in the Master Trust as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Mutual funds	$417,504	$—	$—	$417,504
Total investments at fair value	$417,504	$—	$—	$417,504
Investments measured at net asset value (A) (B)				130,222,126
Total investments				$130,639,630

(A) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required.
(B) This includes the Target date retirement collective trust funds, Stable value collective trust and Collective trusts noted above.

The following table sets forth, by level within the fair value hierarchy, the Plan's interest in the investment assets within the Master Trust as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Common stock	$10,638,503	$—	$—	$10,638,503
Mutual funds	11,230,387	—	—	11,230,387
Brunswick ESOP Company Stock Fund (A)	7,567,265	—	—	7,567,265
Total investments at fair value	$29,436,155	$—	$—	$29,436,155
Investments measured at net asset value (B)				189,548
Total investments				$29,625,703

(A) Substantially all the Fund's investments are in Brunswick Corporation's common stock.
(B) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required. This includes the Collective trusts noted above.
The following table sets forth, by level within the fair value hierarchy, the Plan's interest in the investment assets within the Master Trust as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Common stock	$11,463,952	$—	$—	$11,463,952
Mutual funds	11,145,222	—	—	11,145,222
Brunswick ESOP Company Stock Fund (A)	6,471,937	—	—	6,471,937
Total investments at fair value	$29,081,111	$—	$—	$29,081,111
Investments measured at net asset value (B)				82,227
Total investments				$29,163,338

(A) Substantially all the Fund's investments are in Brunswick Corporation's common stock.
(B) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required. This includes the Collective trusts noted above.

EBP 170
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. There is a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable.

Level 1 - Quoted prices in active markets for identical assets or liabilities. These are typically obtained from real-time quotes for transactions in active exchange markets involving identical assets or liabilities.
Level 2 - Inputs, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly. These are typically obtained from readily available pricing sources for comparable instruments.

Level 3 - Unobservable inputs for which there is little or no market activity for the asset or liability. These inputs reflect the reporting entity's own assumptions of the data that market participants would use in pricing the asset or liability, based on the best information available in the circumstances.

The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level of input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation techniques and inputs used for assets measured at fair value:

Common stock: Valued at the quoted market price of shares held by the Plan at year-end.

Target date retirement collective trust funds: The fair values of investments in target date retirement collective trusts are valued as determined by fund managers based on their net asset values ("NAV") and recent transaction prices. There are target date collective trust funds ranging from 2020 through 2070, in five-year increments, and an income fund. The asset allocation of each target date retirement collective trust fund (except for the income fund) gradually changes over time according to a targeted retirement year until the fund merges with the income fund. The trusts invest in mutual funds at varying asset allocations as appropriate to adjust to a more conservative mix over time as participants approach their target retirement age. Each collective trust provides for daily redemptions by the Plan at reported net asset values per share, with no advance notification requirement. There are no unfunded commitments associated with these funds.

Mutual funds: Valued at quoted market prices.

Stable value collective trust: The fair value of investments in the stable value retirement savings collective trust are valued as determined by fund managers based on their NAV. This fund invests largely in investment contracts backed by high-quality, shorter-term securities. There are no restrictions on participant redemptions of the stable value retirement savings collective trust. There are no unfunded commitments associated with this fund. The fund is subject to a 12‑month withdrawal restriction for employer‑initiated events, including plan termination or transfers to competing investment options.
Collective trusts: The fair values of participation units held in the collective trust fund are based on the net asset values per unit as reported by the fund managers. The collective trust fund provides for daily redemptions by the participants at reported net asset values per share, with no advance notice requirement. There are no unfunded commitments associated with this fund.

The following table sets forth, by level within the fair value hierarchy, the investment assets as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Mutual funds	$2,172,325	$—	$—	$2,172,325
Total investments at fair value	$2,172,325	$—	$—	$2,172,325
Investments measured at net asset value (A) (B)				1,719,923,353
Total investments				$1,722,095,678

(A) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required.
(B) This includes the Target date retirement collective trust funds, Stable value collective trust and Collective trusts noted above.

The following table sets forth, by level within the fair value hierarchy, the investment assets as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Mutual funds	$3,223,546	$—	$—	$3,223,546
Total investments at fair value	$3,223,546	$—	$—	$3,223,546
Investments measured at net asset value (A) (B)				1,515,352,264
Total investments				$1,518,575,810

(A) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required.
(B) This includes the Target date retirement collective trust funds, Stable value collective trust and Collective trusts noted above.

The following table sets forth, by level within the fair value hierarchy, the Plan's interest in the investment assets within the Master Trust as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Common stock	$120,393,665	$—	$—	$120,393,665
Mutual funds	127,091,890	—	—	127,091,890
Brunswick ESOP Company Stock Fund (A)	32,378,124	—	—	32,378,124
Total investments at fair value	$279,863,679	$—	$—	$279,863,679
Investments measured at net asset value (B)				2,145,071
Total investments				$282,008,750

(A) Substantially all the Fund's investments are in Brunswick Corporation's common stock.
(B) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required. This includes the Collective trusts noted above.
The following table sets forth, by level within the fair value hierarchy, the Plan's interest in the investment assets within the Master Trust as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Common stock	$124,314,999	$—	$—	$124,314,999
Mutual funds	120,858,693	—	—	120,858,693
Brunswick ESOP Company Stock Fund (A)	27,325,210	—	—	27,325,210
Total investments at fair value	$272,498,902	$—	$—	$272,498,902
Investments measured at net asset value (B)				891,676
Total investments (C)				$273,390,578

(A) Substantially all the Fund's investments are in Brunswick Corporation's common stock.
(B) Investments measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits. Certain investments measured at net asset value per share (or its equivalent) are direct filing entities and, as such, investment strategy disclosures are not required. This includes the Collective trusts noted above.
(C) As of December 31, 2024, there was $1,227,294 payable from the Master Trust to the Plan.